Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated statements of comprehensive income
Net income	€ 293,170	€ 272,295	€ 457,933	€ 461,904
Components that will not be reclassified to profit or loss:
FVOCI equity investments	3,238		3,238
Actuarial gain (loss) on defined benefit pension plans	5,061	18,911	14,978	50,981
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(985)	(5,358)	(3,967)	(15,258)
Total	7,314	13,553	14,249	35,723
Components that may be reclassified subsequently to profit or loss
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	131,484	(1,024,291)	407,791	(1,515,474)
FVOCI debt securities	(1,892)	1,123	(3,955)	6,414
Gain (loss) related to cash flow hedges	(5,292)	13,095	(23,338)	25,672
Cost of hedging	(1,454)	(1,141)	(4,119)	(2,154)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	2,218	(3,099)	8,827	(6,972)
Total	125,064	(1,014,313)	385,206	(1,492,514)
Other comprehensive income (loss), net of tax	132,378	(1,000,760)	399,455	(1,456,791)
Total comprehensive income (loss)	425,548	(728,465)	857,388	(994,887)
Comprehensive income attributable to noncontrolling interests	83,428	(36,552)	151,502	(41,411)
Comprehensive income (loss) attributable to shareholders of FME AG	€ 342,120	€ (691,913)	€ 705,886	€ (953,476)